Employee Compensation and Benefit Plans - Employee Stock Purchase Plan (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Contribution percentage (up to)	15.00%
Stock purchase discount percentage	15.00%
ESPP, offering period	6 months
Common Stock
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of shares issued under ESPP (in shares)	1,832,043	1,905,534	761,085